COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Outstanding at the beginning of the period (in shares)		1,037,000	1,037,000
Exercise of options (in shares)	1,244	363
Outstanding at the end of the period (in shares)	1,039,000		1,039,000	1,037,000
Amount
Outstanding at the beginning of the period		$ 30,002	$ 30,002
Outstanding at the end of the period	$ 30,101		$ 30,101	$ 30,002
Common shares
Number of Shares
Outstanding at the beginning of the period (in shares)		1,037,488	1,037,488	1,017,962	980,816
Issued under public offering (in shares)					28,400
Dividend reinvestment and share purchase plan (in shares)				19,464	5,916
Exercise of options (in shares)			1,607	62	2,830
Outstanding at the end of the period (in shares)	1,039,095		1,039,095	1,037,488	1,017,962
Amount
Outstanding at the beginning of the period		$ 30,002	$ 30,002	$ 28,995	$ 26,716
Issued under public offering					1,754
Dividend reinvestment and share purchase plan				1,003	342
Exercise of options			99	4	183
Outstanding at the end of the period	$ 30,101		$ 30,101	$ 30,002	$ 28,995